Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 23, 2012	Jun. 30, 2011
Entity Information [Line Items]
Entity Registrant Name	Whitestone REIT Operating Partnership, L.P.
Entity Central Index Key	0001490653
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 0